Hedging Financial Instruments - Summary of Information Related to Hedges of Interest Rate Risk (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about financial instruments [line items]
Increase (Decrease) in Value Used for Calculating Hedge Ineffectiveness	$ (109.6)	$ (3.7)	$ 41.0
Fair value hedges [member]
Disclosure of detailed information about financial instruments [line items]
Increase (Decrease) in Value Used for Calculating Hedge Ineffectiveness	$ 13.1		$ (2.3)
US treasury bonds interest rate futures contracts [member]
Disclosure of detailed information about financial instruments [line items]
Contract Amount				$ 122.2	$ 330.3
Maturity	March 2020	March 2020	March 2019
US treasury bonds interest rate futures contracts [member] | Fair value hedges [member]
Disclosure of detailed information about financial instruments [line items]
Increase (Decrease) in Value Used for Calculating Hedge Ineffectiveness	$ (164.7)		$ 11.5
FVTOCI [member]
Disclosure of detailed information about financial instruments [line items]
Asset Carrying Amount	7,364.7		23,229.5
Asset Accumulated Amount of Fair Value Hedge Adjustments	(22.4)		(13.5)
FVTOCI [member] | Fair value hedges [member]
Disclosure of detailed information about financial instruments [line items]
Increase (Decrease) in Value Used for Calculating Hedge Ineffectiveness	$ 177.8		$ (13.8)